Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows – operating activities:
Net income	$ 741	$ 595	$ 770	$ 713	$ 651
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	734	688	901	866	806
Provision in lieu of deferred income taxes – net	27	40	68	32	55
Other – net	(13)	(1)	(1)	(1)	(3)
Changes in operating assets and liabilities:
Accounts receivable - trade			37	(78)	(53)
Inventories			(27)	4	(30)
Accounts payable - trade			27	(29)	21
Regulatory accounts related to reconcilable tariffs (Note 2)	103	6	(46)	33	(44)
Other - assets			(127)	(71)	(204)
Other - liabilities			56	56	76
Other operating assets and liabilities	(181)	(171)
Cash provided by operating activities	1,411	1,157	1,658	1,525	1,275
Cash flows – financing activities:
Issuances of long-term debt (Note 5)	3,950	1,290	2,090	1,810	2,460
Repayment of long-term debt (Note 5)	(2,732)		(1,290)	(1,164)	(1,094)
Proceeds of business acquisition bridge loan					600
Repayment of business acquisition bridge loan					(600)
Net change in short-term borrowings (Note 4)	(215)	(70)	145	24	(882)
Capital contributions from members (Note 7)	318	188	705	788	1,978
Distributions to members (Note 7)	(318)	(739)	(839)	(356)	(319)
Debt discount and financing costs – net	(29)	(1)	(9)	(54)	(39)
Cash provided by financing activities	974	668	802	1,048	2,104
Cash flows – investing activities:
Capital expenditures	(2,161)	(1,842)	(2,497)	(2,540)	(2,097)
Business acquisition (Note 12)					(1,324)
Expenditures for third party in joint project	(2)	(66)	(67)	(96)
Reimbursements from third party in joint project	1	98	99	66
Other – net	45	24	32	20	43
Cash used in investing activities	(2,117)	(1,786)	(2,433)	(2,550)	(3,378)
Net change in cash, cash equivalents and restricted cash	268	39	27	23	1
Cash, cash equivalents and restricted cash – beginning balance	54	27	27	4	3
Cash, cash equivalents and restricted cash – ending balance	$ 322	$ 66	$ 54	$ 27	$ 4